Note Borrowings (Maximum aggregate balance of short term borrowings) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Abstract]
Maximum aggregate balance outstanding at any month-end	$ 128,200	$ 801,200
Average monthly aggregate balance outstanding	$ 4,501	$ 154,462
Weighted average interest rate at December 31	9.00%	0.36%
Weighted average interest rate for the year	2.69%	0.44%